The table below shows the probabilities attributed to each scenario and the impacts: (Details) R$ in Thousands	Dec. 31, 2022 BRL (R$)
Sensitivity Analysis Simulation 1 [Member]
IfrsStatementLineItems [Line Items]
Weighting	100.00%
Constitution/ (Reversal)	R$ (1,467,377)
Sensitivity Analysis Simulation 2 [Member]
IfrsStatementLineItems [Line Items]
Weighting	100.00%
Constitution/ (Reversal)	R$ (2,880,075)
Sensitivity Analysis Simulation 3 [Member]
IfrsStatementLineItems [Line Items]
Weighting	100.00%
Constitution/ (Reversal)	R$ 1,686,432